SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS	SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS

Authorized share capital:
(in thousands of $ except per share amount)	2023	2022	2021
300 million common shares with $0.05 par value	15,000	15,000	15,000
In March 2021, at our annual general meeting ("AGM"), the shareholders approved to increase our authorized share capital from $10,000,000 divided into 200,000,000 common shares of $0.05 par value to $15,000,000 divided into 300,000,000 common shares of $0.05 par value. In May 2021, at our AGM, our shareholders approved a reduction of the Additional Paid in Capital account. As a result, $350.7 million in additional paid in capital was reclassified to contributed surplus in 2021.

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2023	2022	2021
Issued shares: Balance at start of year	201,190,621	201,190,621	144,272,697
- Shares issued	—	—	56,917,924
- Issue of consideration shares to Hemen	—	—	—
- Settlement of options	—	—	—
Issued shares: Balance at the end of year	201,190,621	201,190,621	201,190,621

Outstanding number of shares: Balance at start of year	200,485,621	200,435,621	143,327,697
- Shares issued	—	—	56,917,924
- Repurchases of shares	(1,107,328)	(400,000)	—
- Distribution of treasury shares	250,000	450,000	190,000
Outstanding number of shares: Balance at end of year	199,628,293	200,485,621	200,435,621

In 2023 and 2022, we acquired an aggregate of 1,107,328 and 400,000, respectively, of our own shares, in open market transactions under our 2022 share buy-back program. In 2023 and 2022, the shares were acquired on the OSE and on NASDAQ at an aggregate purchase price of $8.4 million and $3.3 million, respectively. The Company did not acquire any of its own shares in 2021. As of December 31, 2023, the Company held 1,562,328 treasury shares out of which 1,507,328 were repurchased under the 2022 share buy-back program and 55,000 were repurchased under the 2019 share buy-back program (December 31, 2022: 705,000 treasury shares, December 31, 2021: 755,000 treasury shares).

In 2023 and 2022, 250,000 and 450,000 share options held by the management were exercised, respectively. We settled the options by distributing the same amount of treasury shares acquired as part of 2022 and 2019 share buy-back programs and recorded a loss of $1.2 million and $1.7 million in the equity statement. In the year ended December 31, 2021, we issued 190,000 shares in connection with our 2016 share option plan (the "2016 Plan"). We settled the applicable options using the equal amount of treasury shares and recorded a loss of $0.4 million in the equity statement.

In February 2021, we completed a private placement, which raised gross proceeds of NOK 2,873 million, or approximately $338 million through the placing of 54,207,547 new shares at a subscription price of NOK 53.00 per offer share. Net proceeds from the private placement after deduction of legal and other placement related costs amounted to $335.3 million. Hemen subscribed for 27,103,773 new shares, equivalent to approximately $169 million.

In May 2021, we completed a subsequent offering following the private placement and issued 2,710,377 new shares at NOK 53.00 per share, raising gross proceeds of NOK 143.6 million (or approximately $16.9 million). Net proceeds from the subsequent offering after deduction of legal and other placement related costs amounted to $16.9 million. All shares were acquired by third parties.

In 2023, 2022 and 2021, we paid $100.0 million, $471.7 million and $320.7 million in dividends to our shareholders, respectively, corresponding to a dividend per share of $0.50, $2.35 and $1.60. Refer to Note 29, "Subsequent Events", for any subsequent dividend declarations.

As of December 31, 2023, 199,628,293 common shares were outstanding (December 31, 2022: 200,485,621 common shares, December 31, 2021: 200,435,621 common shares), which includes an adjustment for treasury shares in 2023, 2022 and 2021 of 1,562,328, 705,000 and 755,000, respectively.